Condensed Financial Statements of Parent Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2017	Jul. 17, 2017
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value					$ 1
Ordinary shares, shares authorized					50,000
Ordinary shares, shares, issued				50,000
Treasury stock, par value	$ 0.0001	$ 0.0001
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares, issued	42,812,245	42,812,245
Ordinary shares, shares, outstanding	38,726,637	38,370,892
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442	34,248,442
Ordinary shares, shares, issued	32,937,193	32,937,193
Ordinary shares, shares, outstanding	32,937,193	32,937,193
Parent Company
Condensed Financial Statements Captions [Line Items]
Treasury stock, par value	$ 0.0001	$ 0.0001
Treasury stock, shares	4,085,608	4,441,353
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares, issued	42,812,245	42,812,245
Ordinary shares, shares, outstanding	38,726,637	38,370,892
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	34,248,442	34,248,442
Ordinary shares, shares, issued	32,937,193	32,937,193
Ordinary shares, shares, outstanding	32,937,193	32,937,193